UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 009/30/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   November 1, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Entry Total:       $126,112,000


List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2050    50740 SH       SOLE                             50740
Adobe Systems Inc              COM              00724f101      789    41300 SH       SOLE                             41300
Albertson's Inc                COM              013104104      609    25195 SH       SOLE                             25195
Amgen Inc                      COM              031162100      297     7114 SH       SOLE                              7114
Assoc Banc-Corp                COM              045487105      886    27932 SH       SOLE                             27932
Avery Dennison                 COM              053611109      936    16426 SH       SOLE                             16426
BP PLC - frmly BP Amoco PLC    COM              055622104     4732   118585 SH       SOLE                            118585
Bank One Corp                  COM              059438101      654    17494 SH       SOLE                             17494
Baxter Intl Inc                COM              071813109      309    10125 SH       SOLE                             10125
BellSouth Corp                 COM              079860102      282    15355 SH       SOLE                             15355
Bemis Company                  COM              081437105     1342    27175 SH       SOLE                             27175
Bristol Myers Squibb           COM              110122108     2791   117275 SH       SOLE                            117275
CVS Corp                       COM              585745102     1737    68506 SH       SOLE                             68506
Cardinal Health                COM              14149Y108      635    10201 SH       SOLE                             10201
ChevronTexaco Corp             COM              166764100      958    13837 SH       SOLE                             13837
Cisco Systems                  COM              17275R102     1338   127650 SH       SOLE                            127650
Citigroup Inc                  COM              172967101     1962    66176 SH       SOLE                             66176
Computer Sciences              COM              205363104      310    11150 SH       SOLE                             11150
ConocoPhillips - 9/02 frmly Ph COM              20825c104     1788    38660 SH       SOLE                             38660
Consolidated Energy            COM              20854p109      442    34950 SH       SOLE                             34950
Dominion Resources             COM              25746u109     1639    32304 SH       SOLE                             32304
Duke Realty Corp               COM              264411505     2204    89510 SH       SOLE                             89510
El Paso Corporation            COM              28336L109      852   103035 SH       SOLE                            103035
Emerson Elec                   COM              291011104     1786    40635 SH       SOLE                             40635
Ericsson LM cl B               COM              294821400       12    33000 SH       SOLE                             33000
Exxon Mobil Corp               COM              30231g102     4623   144923 SH       SOLE                            144923
First American Bankshares      COM                             646     1600 SH       SOLE                              1600
First Industrial Realty Trust  COM              32054k103      560    18070 SH       SOLE                             18070
Gannett Inc                    COM              364730101     2807    38895 SH       SOLE                             38895
General Electric               COM              369604103     5286   214462 SH       SOLE                            214462
General Mills                  COM              370334104     2355    53020 SH       SOLE                             53020
Genuine Parts                  COM              372460105      602    19662 SH       SOLE                             19662
Health Care Realty Tr.         COM              421946104     4080   131184 SH       SOLE                            131184
Heinz H.J. Co                  COM              423074103      749    22450 SH       SOLE                             22450
Hewlett Packard                COM              428236103      389    33332 SH       SOLE                             33332
Home Depot                     COM              437076102      541    20715 SH       SOLE                             20715
Hospitality Properties         COM              44106m102     4111   124123 SH       SOLE                            124123
IBM Corp                       COM              459200101     1739    29823 SH       SOLE                             29823
Illinois Tool Works            COM              452308109     1635    28025 SH       SOLE                             28025
Intel Corp                     COM              458140100     1849   133114 SH       SOLE                            133114
Johnson Controls               COM              478366107     1882    24496 SH       SOLE                             24496
Johnson&Johnson                COM              478160104     4958    91686 SH       SOLE                             91686
Kimberly Clark                 COM              494368103     4132    72955 SH       SOLE                             72955
Kohls Corp                     COM              500255104      295     4850 SH       SOLE                              4850
Kraft Foods Inc Cl A           COM              50075n104      361     9900 SH       SOLE                              9900
Liberty Property               COM              531172104     3763   121380 SH       SOLE                            121380
Marshall & Ilsley              COM              571834100     3486   125000 SH       SOLE                            125000
Masco Corp                     COM              574599106     1587    81165 SH       SOLE                             81165
McDonald's Corp                COM              580135101      396    22422 SH       SOLE                             22422
McGraw-Hill                    COM              580645109      435     7100 SH       SOLE                              7100
Merck & Co                     COM              589331107     6152   134595 SH       SOLE                            134595
Microsoft Corp                 COM              594918104     1682    38459 SH       SOLE                             38459
Modine Mfg Co                  COM              607828100      312    16400 SH       SOLE                             16400
Newmont Mining Corp            COM              802176107      457    16619 SH       SOLE                             16619
Nokia Corp Spons ADR           COM              654902204      472    35650 SH       SOLE                             35650
Northern States Financial Corp COM              665751103      234     9250 SH       SOLE                              9250
Oracle Corp                    COM              68389x105      431    54780 SH       SOLE                             54780
Pepsico, Inc.                  COM              713448108     2375    64280 SH       SOLE                             64280
Pfizer Inc                     COM              717081103     3122   107588 SH       SOLE                            107588
Procter & Gamble               COM              742718109     1838    20563 SH       SOLE                             20563
Royal Dutch Petro              COM              780257705     1928    48000 SH       SOLE                             48000
SBC Commun Inc.                COM              78387G103     1041    51813 SH       SOLE                             51813
Schlumberger                   COM              806857108      788    20500 SH       SOLE                             20500
Sprint Corp                    COM              852061100      101    11100 SH       SOLE                             11100
Suncor Energy Inc              COM              867229106     1843   108741 SH       SOLE                            108741
Sysco Corp                     COM              871829107     3875   136500 SH       SOLE                            136500
Texas Instruments              COM              882508104      437    29620 SH       SOLE                             29620
Tribune Co                     COM              896047107     2824    67540 SH       SOLE                             67540
U.S. Bancorp                   COM              902973304     1490    80170 SH       SOLE                             80170
United Parcel SVC Inc          COM              911312106      998    15955 SH       SOLE                             15955
Verizon Comm. (Frmly GTE & Bel COM              92343v104     1293    47115 SH       SOLE                             47115
Vodafone Group PLC             COM              92857w100      156    12180 SH       SOLE                             12180
WPS Resources                  COM              92931B106      964    27200 SH       SOLE                             27200
Wal Mart Stores                COM              931142103     1471    29880 SH       SOLE                             29880
Walgreen Co                    COM              931422109     2176    70735 SH       SOLE                             70735
Wells Fargo                    COM              949746101     2439    50635 SH       SOLE                             50635
Wyeth - frmly Amer Home Prod   COM              983024100      311     9791 SH       SOLE                              9791
Xcel Energy Inc                COM              98389b100      294    31563 SH       SOLE                             31563